Inventory	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventory	Inventory

	2024	2023
Product inventory	$986	$546
Materials, supplies and other	1,807	1,488
	$2,793	$2,034
During 2024, approximately $30 billion of purchased and produced inventory was recorded as expense (2023 – approximately $29 billion).